Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities, net of OTTI	$1,331.1	$682.4	$(554.7)
Equity securities, available-for-sale	1.0	6.9	3.5
Derivatives	(1.1)	0.3	—
DAC/VOBA and sales inducements adjustment on available-for-sale securities	(1,134.1)	(510.1)	(58.4)
Other investments	(35.7)	(35.7)	(25.0)
Unrealized capital gains (losses), before tax	161.2	143.8	(634.6)
Net deferred income tax asset (liability)	82.7	9.8	109.2
Unrealized capital gains (losses), after tax	243.9	153.6	(525.4)
Pension liability, net of tax	1.2	1.2	1.3
AOCI	$245.1	$154.8	$(524.1)

Changes in AOCI, net of DAC, VOBA, and tax related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$619.7	$1,244.0	$3,181.9
Equity securities, available-for-sale	(5.9)	3.4	7.2
Derivatives	(1.4)	0.3	—
DAC/VOBA and sales inducements adjustment on available-for-sale securities	(624.0)	(451.7)	(1,956.0)
Other investments	—	(10.7)	0.9
Change in unrealized gains/losses on securities, before tax	(11.6)	785.3	1,234.0
Deferred income tax asset/liability	83.1	(101.8)	(368.1)
Change in unrealized gains/losses on securities, after tax	71.5	683.5	865.9

Change in OTTI, before tax	29.0	(6.9)	(100.1)
Deferred income tax asset/liability	(10.2)	2.4	35.0
Change in OTTI, after tax	18.8	(4.5)	(65.1)

Pension and other post-employment benefit liability, before tax	—	(0.2)	1.9
Deferred income tax asset/liability	—	0.1	(0.9)
Pension and other post-employment benefit liability, after tax	—	(0.1)	1.0

Net change in AOCI, after tax	$90.3	$678.9	$801.8

Changes in unrealized capital gains/losses on securities, including securities pledged and noncredit impairments, as recognized in AOCI, reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Net unrealized capital holding gains/losses
arising during the year (1)	$34.0	$515.4	$556.1
Less: reclassification adjustment for gains (losses)
and other items included in Net income (loss)(2)	22.7	9.4	(180.0)
Change in deferred tax valuation allowance	79.0	173.0	64.7
Net change in unrealized capital gains/losses on securities	$90.3	$679.0	$800.8
(1) Pretax unrealized capital holding gain/losses arising during the year were $52.3, $792.9, and $856.9 for the years ended December 31, 2011, 2010, and 2009, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $34.9, $14.5, and $(277.0), for the years ended December 31, 2011, 2010, and 2009, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are generally determined by FIFO methodology.